DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P SmallCap 600 ESG ETF
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
Number
of Shares Value $
CASH EQUIVALENTS — 99.8%
DWS Government Money
Market Series "Institutional
Shares"(a), 5.26%
(Cost $1,358,758)
1,358,758 1,358,758
Number
of Shares Value $
TOTAL INVESTMENTS — 99.8%
(Cost $1,358,758)
1,358,758
Other assets and liabilities,
net — 0.2%
2,410
NET ASSETS — 100.0%
1,361,168
Value ($) at
8/31/2023
Purchases
Cost ($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (a)(b)
145,100 — (145,100) (c) — — 108 — — —
CASH EQUIVALENTS — 99.8%
DWS Government Money Market Series "Institutional Shares", 5.26% (a)
4,613 2,977,794 (1,623,649) — — 2,293 — 1,358,758 1,358,758
149,713 2,977,794 (1,768,749) — — 2,401 — 1,358,758 1,358,758
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
Assets Level 1 Level 2 Level 3 Total
Short-Term Investments (a)
1,358,758 — — 1,358,758
TOTAL
$ 1,358,758 $ — $ — $ 1,358,758
(a)
See Schedule of Investments for additional detailed categorizations.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P SmallCap 600 ESG ETF
(Continued)
May 31, 2024 (Unaudited)
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SMLE-PH3
R-089711-2 (5/24) DBX006037 (5/25)